ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$ 890,807	$ 37,296
Accounts receivable - tailored job readiness training services	13,820	0
Accounts receivable - Overseas Study Consulting Services	10,991	480,895
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 915,618	$ 518,191